Borrowings (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Dec. 28, 2023	Jun. 30, 2023
Statement [Line Items]
Total Borrowings from collateralized liabilities	$ 3,793.0		$ 6,071.0
Series XX Notes [Member]
Statement [Line Items]
Description of semi annual payments	Series XX: Denominated in dollars for USD 23.0 million at a fixed rate of 6.0%, with semi-annual payments. The principal will be paid at maturity on June 10, 2026. The price of issuance was 100.0% of the nominal value
Series XVIII Notes [Member]
Statement [Line Items]
Description of semi annual payments	Series XVIII: Denominated in dollars for USD 21.4 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on February 28, 2027. The price of issuance was 100.0% of the nominal value
Series XIX Notes [Member]
Statement [Line Items]
Description of semi annual payments	Series XIX: Denominated and payable in Argentina pesos for ARS 26,204 million at a variable interest rate BADLAR plus 0.99% spread, with quarterly payments. The principal will be paid at maturity on February 28, 2025. The price of issuance was 100.0% of the nominal value
Leaving outstanding amount	$ 26,204.0
Series XII Notes [Member]
Statement [Line Items]
Aggregate principal amount		$ 25,314.0
Description of interest payable	The redemption price was 100% of the face value of the Series XII Notes, plus accrued and unpaid interest, as of the date set for redemption
Series XXI Notes [Member]
Statement [Line Items]
Description of semi annual payments	Series XXI: Denominated and payable in Argentina pesos for ARS 17,012.7 million at a variable interest rate BADLAR plus 4.50% spread, with quarterly payments. The principal will be paid at maturity on June 10, 2025. The price of issuance was 100.0% of the nominal value
Leaving outstanding amount	$ 17,012.7